Principal Group subsidiaries and associated companies	12 Months Ended
Dec. 31, 2017
Statement [line items]
Principal Group subsidiaries and associated companies
31. Principal Group subsidiaries and associated companies
The following table lists the principal subsidiaries controlled by Novartis and associated companies in which Novartis is deemed to have significant influence. It includes all subsidiaries and associated companies with Total assets or Net sales to third parties in excess of USD 25 million. The equity interest percentage shown in the table also represents the share in voting rights in those entities, except where explicitly noted.
As at December 31, 2017			Share capital [1]		Equity interest

Algeria
Société par actions SANDOZ	Algiers	DZD	650.0	m	100%

Argentina
Novartis Argentina S.A.	Buenos Aires	ARS	906.1	m	100%
Alcon Laboratorios S.A.	Buenos Aires	ARS	83.9	m	100%

Australia
Novartis Australia Pty Ltd	North Ryde, NSW	AUD	2		100%
Novartis Pharmaceuticals Australia Pty Ltd	North Ryde, NSW	AUD	3.8	m	100%
Sandoz Pty Ltd	North Ryde, NSW	AUD	11.6	m	100%
Alcon Laboratories (Australia) Pty Ltd	Frenchs Forest, NSW	AUD	2.6	m	100%

Austria
Novartis Austria GmbH	Vienna	EUR	1.0	m	100%
Novartis Pharma GmbH	Vienna	EUR	1.1	m	100%
Sandoz GmbH	Kundl	EUR	32.7	m	100%
EBEWE Pharma Ges.m.b.H Nfg. KG	Unterach am Attersee	EUR	1.0	m	100%

Bangladesh
Novartis (Bangladesh) Limited	Gazipur	BDT	162.5	m	60%

Belgium
N.V. Novartis Pharma S.A.	Vilvoorde	EUR	7.1	m	100%
N.V. Sandoz S.A.	Vilvoorde	EUR	19.2	m	100%
S.A. Alcon-Couvreur N.V.	Puurs	EUR	110.6	m	100%
N.V. Alcon S.A.	Vilvoorde	EUR	141 856		100%

Bermuda
Novartis Investment Ltd.	Hamilton	USD	12 000		100%
Novartis Securities Investment Ltd.	Hamilton	CHF	30 000		100%
Novartis Finance Services Ltd.	Hamilton	CHF	20 000		100%
Novartis B2 Ltd.	Hamilton	USD	12 000		100%
Novartis B3 Ltd.	Hamilton	USD	106 400		100%
Triangle International Reinsurance Limited	Hamilton	CHF	1.0	m	100%
Trinity River Insurance Co Ltd.	Hamilton	USD	370 000		100%

Brazil
Novartis Biociências S.A.	São Paulo	BRL	265.0	m	100%
Sandoz do Brasil Indústria Farmacêutica Ltda.	Cambé, PR	BRL	190.0	m	100%

Canada
Novartis Pharmaceuticals Canada Inc.	Dorval, Quebec	CAD	13.0	m	100%
Sandoz Canada Inc.	Boucherville, Quebec	CAD	80.8	m	100%
Alcon Canada Inc.	Mississauga, Ontario	CAD	2 500		100%
CIBA Vision Canada Inc.	Mississauga, Ontario	CAD	82 886		100%

Chile
Novartis Chile S.A.	Santiago de Chile	CLP	2.0	bn	100%
Alcon Laboratorios Chile Ltd.	Santiago de Chile	CLP	2.0	bn	100%

China
Beijing Novartis Pharma Co., Ltd.	Beijing	USD	30.0	m	100%
Novartis Pharmaceuticals (HK) Limited	Hong Kong	HKD	200		100%
China Novartis Institutes for BioMedical Research Co., Ltd.	Shanghai	USD	320.0	m	100%
Suzhou Novartis Pharma Technology Co., Ltd.	Changshu	USD	103.4	m	100%
Shanghai Novartis Trading Ltd.	Shanghai	USD	3.2	m	100%
Sandoz (China) Pharmaceutical Co., Ltd.	Zhongshan	USD	36.5	m	100%
Alcon Hong Kong Limited	Hong Kong	HKD	77 000		100%
Alcon (China) Ophthalmic Product Co., Ltd.	Beijing	USD	60.0	m	100%

Colombia
Novartis de Colombia S.A.	Santafé de Bogotá	COP	7.9	bn	100%
Laboratorios Alcon de Colombia S.A.	Santafé de Bogotá	COP	20.9	m	100%

Croatia
Sandoz d.o.o. farmaceutska industrija	Zagreb	HRK	25.6	m	100%

Czech Republic
Novartis s.r.o.	Prague	CZK	51.5	m	100%
Sandoz s.r.o.	Prague	CZK	44.7	m	100%
Alcon Pharmaceuticals (Czech Republic) s.r.o.	Prague	CZK	31.0	m	100%

Denmark
Novartis Healthcare A/S	Copenhagen	DKK	14.0	m	100%
Sandoz A/S	Copenhagen	DKK	12.0	m	100%
Alcon Nordic A/S	Copenhagen	DKK	0.5	m	100%

Ecuador
Novartis Ecuador S.A.	Quito	USD	4.0	m	100%

Egypt
Novartis Pharma S.A.E.	Cairo	EGP	193.8	m	99.77%
Sandoz Egypt Pharma S.A.E.	New Cairo City	EGP	250 000		100%

Finland
Novartis Finland Oy	Espoo	EUR	459 000		100%

As at December 31, 2017			Share capital [1]		Equity interest

France
Novartis Groupe France S.A.	Rueil-Malmaison	EUR	103.0	m	100%
Novartis Pharma S.A.S.	Rueil-Malmaison	EUR	43.4	m	100%
Sandoz S.A.S.	Levallois-Perret	EUR	5.4	m	100%
Laboratoires Alcon S.A.S.	Rueil-Malmaison	EUR	12.9	m	100%

Germany
Novartis Deutschland GmbH	Wehr	EUR	155.5	m	100%
Novartis Business Services GmbH	Wehr	EUR	25 000		100%
Novartis Pharma GmbH	Nuremberg	EUR	25.6	m	100%
Novartis Pharma Produktions GmbH	Wehr	EUR	2.0	m	100%
Sandoz International GmbH	Holzkirchen	EUR	100 000		100%
1 A Pharma GmbH	Oberhaching	EUR	26 000		100%
HEXAL AG	Holzkirchen	EUR	93.7	m	100%
Salutas Pharma GmbH	Barleben	EUR	42.1	m	100%
Aeropharm GmbH	Rudolstadt	EUR	26 000		100%
Alcon Pharma GmbH	Freiburg im Breisgau	EUR	512 000		100%
CIBA Vision GmbH	Grosswallstadt	EUR	15.4	m	100%
WaveLight GmbH	Erlangen	EUR	6.6	m	100%

Gibraltar
Novista Insurance Limited	Gibraltar City	CHF	130.0	m	100%

Greece
Novartis (Hellas) S.A.C.I.	Metamorphosis/Athens	EUR	23.4	m	100%
Alcon Laboratories Hellas- Commercial and Industrial S.A.	Maroussi, Athens	EUR	5.7	m	100%

Hungary
Novartis Hungary Healthcare Limited Liability Company	Budapest	HUF	545.6	m	100%
Sandoz Hungary Limited Liability Company	Budapest	HUF	883.0	m	100%

India
Novartis India Limited	Mumbai	INR	140.7	m	73.4%
Novartis Healthcare Private Limited	Mumbai	INR	60.0	m	100%
Sandoz Private Limited	Mumbai	INR	32.0	m	100%
Alcon Laboratories (India) Private Limited	Bangalore	INR	1.1	bn	100%

Indonesia
PT. Novartis Indonesia	Jakarta	IDR	7.7	bn	100%
PT. CIBA Vision Batam	Batam	IDR	11.9	bn	100%

Ireland
Novartis Ireland Limited	Dublin	EUR	25 000		100%
Novartis Ringaskiddy Limited	Ringaskiddy, County Cork	EUR	2.0	m	100%
Alcon Laboratories Ireland Limited	Cork City	EUR	541 251		100%

Israel
Novartis Israel Ltd.	Petach Tikva	ILS	1 000		100%
Optonol Ltd.	Neve-Ilan	ILS	752 545		100%

Italy
Novartis Farma S.p.A.	Origgio	EUR	18.2	m	100%
Sandoz S.p.A.	Origgio	EUR	1.7	m	100%
Sandoz Industrial Products S.p.A.	Rovereto	EUR	2.6	m	100%
Alcon Italia S.p.A.	Milan	EUR	3.7	m	100%

Japan
Novartis Holding Japan K.K.	Tokyo	JPY	10.0	m	100%
Novartis Pharma K.K.	Tokyo	JPY	6.0	bn	100%
Ciba-Geigy Japan Limited	Tokyo	JPY	8.5	m	100%
Sandoz K.K.	Tokyo	JPY	100.0	m	100%
Alcon Japan Ltd.	Tokyo	JPY	500.0	m	100%

Luxembourg
Novartis Investments S.à r.l.	Luxembourg-Ville	USD	100.0	m	100%
Novartis Finance S.A.	Luxembourg-Ville	USD	100 000		100%

Malaysia
Novartis Corporation (Malaysia) Sdn. Bhd.	Kuala Lumpur	MYR	3.3	m	100%
Alcon Laboratories (Malaysia) Sdn. Bhd.	Petaling Jaya	MYR	1.0	m	100%
CIBA Vision Johor Sdn. Bhd.	Kuala Lumpur	MYR	10.0	m	100%

Mexico
Novartis Farmacéutica, S.A. de C.V.	Mexico City	MXN	205.0	m	100%
Sandoz, S.A. de C.V.	Mexico City	MXN	468.2	m	100%
Alcon Laboratorios, S.A. de C.V.	Mexico City	MXN	5.9	m	100%

Morocco
Novartis Pharma Maroc SA	Casablanca	MAD	80.0	m	100%

Netherlands
Novartis Netherlands B.V.	Arnhem	EUR	1.4	m	100%
Novartis Pharma B.V.	Arnhem	EUR	4.5	m	100%
Sandoz B.V.	Almere	EUR	907 560		100%
Alcon Nederland B.V.	Arnhem	EUR	18 151		100%

New Zealand
Novartis New Zealand Ltd	Auckland	NZD	820 000		100%

As at December 31, 2017			Share capital [1]		Equity interest

Norway
Novartis Norge AS	Oslo	NOK	1.5	m	100%

Pakistan
Novartis Pharma (Pakistan) Limited	Karachi	PKR	3.9	bn	99.99%

Panama
Novartis Pharma (Logistics), Inc.	Panama City	USD	10 000		100%
Alcon Centroamerica S.A.	Panama City	PAB	1 000		100%

Philippines
Novartis Healthcare Philippines, Inc.	Manila	PHP	298.8	m	100%
Sandoz Philippines Corporation	Manila	PHP	30.0	m	100%

Poland
Novartis Poland Sp. z o.o.	Warszawa	PLN	44.2	m	100%
Sandoz Polska Sp. z o.o.	Warszawa	PLN	25.6	m	100%
Lek S.A.	Strykow	PLN	11.4	m	100%
Alcon Polska Sp. z o.o.	Warszawa	PLN	750 000		100%

Portugal
Novartis Portugal SGPS Lda.	Porto Salvo	EUR	500 000		100%
Novartis Farma - Produtos Farmacêuticos S.A.	Porto Salvo	EUR	2.4	m	100%
Sandoz Farmacêutica Lda.	Porto Salvo	EUR	499 900		100%
Alcon Portugal-Produtos e Equipamentos Oftalmológicos Lda.	Porto Salvo	EUR	4.5	m	100%

Romania
Novartis Pharma Services Romania S.R.L.	Bucharest	RON	3.0	m	100%
Sandoz S.R.L.	Targu-Mures	RON	105.2	m	100%
Alcon Romania S.R.L.	Bucharest	RON	10.8	m	100%

Russian Federation
Novartis Pharma LLC	Moscow	RUB	20.0	m	100%
Novartis Neva LLC	St. Petersburg	RUB	1.3	bn	100%
ZAO Sandoz	Moscow	RUB	57.4	m	100%
Alcon Farmacevtika LLC	Moscow	RUB	44.1	m	100%

Saudi Arabia
Saudi Pharmaceutical Distribution Co. Ltd.	Riyadh	SAR	26.8	m	75%

Singapore
Novartis (Singapore) Pte Ltd.	Singapore	SGD	100 000		100%
Novartis Singapore Pharmaceutical Manufacturing Pte Ltd	Singapore	SGD	45.0	m	100%
Novartis Asia Pacific Pharmaceuticals Pte Ltd	Singapore	SGD	39.0	m	100%
Novartis Institute for Tropical Diseases Pte Ltd	Singapore	SGD	2 004		100%
Alcon Pte Ltd	Singapore	SGD	164 000		100%
Alcon Singapore Manufacturing Pte Ltd	Singapore	SGD	101 000		100%
CIBA Vision Asian Manufacturing and Logistics Pte Ltd.	Singapore	SGD	1.0	m	100%

Slovakia
Novartis Slovakia s.r.o.	Bratislava	EUR	2.0	m	100%

Slovenia
Lek Pharmaceuticals d.d.	Ljubjana	EUR	48.4	m	100%
Sandoz Pharmaceuticals d.d.	Ljubjana	EUR	1.5	m	100%

South Africa
Novartis South Africa (Pty) Ltd	Midrand	ZAR	86.3	m	100%
Sandoz South Africa (Pty) Ltd	Kempton Park	ZAR	3.0	m	100%
Alcon Laboratories (South Africa) (Pty) Ltd.	Midrand	ZAR	201 820		100%

South Korea
Novartis Korea Ltd.	Seoul	KRW	24.5	bn	98.55%
Sandoz Korea Ltd.	Seoul	KRW	17.8	bn	100%
Alcon Korea Ltd.	Seoul	KRW	33.8	bn	100%

Spain
Novartis Farmacéutica S.A.	Barcelona	EUR	63.0	m	100%
Sandoz Farmacéutica S.A.	Madrid	EUR	270 450		100%
Sandoz Industrial Products S.A.	Les Franqueses del Vallés / Barcelona	EUR	9.3	m	100%
Alcon Cusi S.A.	Barcelona	EUR	11.6	m	100%
Abadia Retuerta S.A.	Sardón de Duero/Valladolid	EUR	6.0	m	100%

Sweden
Novartis Sverige AB	Täby / Stockholm	SEK	5.0	m	100%

Switzerland
Novartis International AG	Basel	CHF	10.0	m	100%
Novartis Holding AG	Basel	CHF	100.2	m	100%
Novartis International Pharmaceutical Investment AG	Basel	CHF	100 000		100%
Novartis Bioventures AG	Basel	CHF	100 000		100%
Novartis Forschungsstiftung	Basel	--	--		100%
Novartis Stiftung für Kaderausbildung	Basel	--	--		100%
Novartis Mitarbeiterbeteiligungsstiftung	Basel	--	--		100%
Novartis Stiftung für Mensch und Umwelt	Basel	--	--		100%
Stiftung der Novartis AG für Erziehung, Ausbildung und Bildung	Basel	--	--		100%
Novartis Pharma AG	Basel	CHF	350.0	m	100%
Novartis International Pharmaceutical AG	Basel	CHF	100 000		100%
Novartis Pharma Services AG	Basel	CHF	20.0	m	100%
Novartis Pharma Schweizerhalle AG	Muttenz	CHF	18.9	m	100%
Novartis Pharma Stein AG	Stein	CHF	251 000		100%
Novartis Pharma Schweiz AG	Risch	CHF	5.0	m	100%
Sandoz AG	Basel	CHF	5.0	m	100%
Sandoz Pharmaceuticals AG	Risch	CHF	100 000		100%
Alcon Switzerland SA	Risch	CHF	100 000		100%
Alcon Pharmaceuticals Ltd.	Fribourg	CHF	200 000		100%
Roche Holding AG	Basel	CHF	160.0	m	33/6 [2]

As at December 31, 2017			Share capital [1]		Equity interest

Taiwan
Novartis (Taiwan) Co., Ltd.	Taipei	TWD	170.0	m	100%

Thailand
Novartis (Thailand) Limited	Bangkok	THB	302.0	m	100%
Alcon Laboratories (Thailand) Limited	Bangkok	THB	228.1	m	100%

Turkey
Novartis Saglik, Gida ve Tarim Ürünleri Sanayi ve Ticaret A.S.	Istanbul	TRY	98.0	m	100%
Farmanova Saglik Hizmetleri Ltd. Sti.	Istanbul	TRY	6.7	m	100%
Sandoz Ilaç Sanayi ve Ticaret A.S.	Istanbul	TRY	165.2	m	99.99%
Sandoz Syntek Ilaç Hammaddeleri Sanayi ve Ticaret A.S.	Istanbul	TRY	46.0	m	100%
Sandoz Grup Saglik Ürünleri Ilaçlari Sanayi ve Ticaret A.S.	Gebze - Kocaeli	TRY	50.0	m	100%
Alcon Laboratuvarlari Ticaret A.S.	Istanbul	TRY	25.2	m	100%

United Arab Emirates
Novartis Middle East FZE	Dubai	AED	7.0	m	100%

United Kingdom
Novartis UK Limited	Frimley/Camberley	GBP	25.5	m	100%
Novartis Pharmaceuticals UK Limited	Frimley/Camberley	GBP	5.4	m	100%
Novartis Grimsby Limited	Frimley/Camberley	GBP	250.0	m	100%
Ziarco Group Limited	Frimley/Camberley	GBP	3 904		100%
Sandoz Limited	Frimley/Camberley	GBP	2.0	m	100%
Alcon Eye Care UK Limited	Frimley/Camberley	GBP	550 000		100%
Glaxosmithkline Consumer Healthcare Holdings Limited	Brentford, Middlesex	GBP	100 000		36.5%

United States of America
Novartis Corporation	East Hanover, NJ	USD	72.2	m	100%
Novartis Finance Corporation	New York, NY	USD	1 000		100%
Novartis Capital Corporation	New York, NY	USD	1		100%
Novartis Services, Inc.	East Hanover, NJ	USD	1		100%
Novartis US Foundation	New York, NY	--	--		100%
Novartis Pharmaceuticals Corporation	East Hanover, NJ	USD	5.2	m	100%
Novartis Institutes for BioMedical Research, Inc.	Cambridge, MA	USD	1		100%
Corthera, Inc.	San Mateo, CA	USD	1		100%
CoStim Pharmaceuticals Inc.	Cambridge, MA	USD	1		100%
Encore Vision, Inc.	New York, NY	USD	1		100%
Navigate BioPharma Services, Inc.	Wilmington, NC	USD	100		100%
Reprixys Pharmaceuticals Corporation	Oklahoma City, OK	USD	1		100%
Spinifex Pharmaceuticals, Inc.	Wilmington, NC	USD	1		100%
Novartis Institute for Functional Genomics, Inc.	San Diego, CA	USD	1 000		100%
Sandoz Inc.	Princeton, NJ	USD	25 000		100%
Fougera Pharmaceuticals Inc.	Melville, NY	USD	1		100%
Eon Labs, Inc.	Princeton, NJ	USD	1		100%
Alcon Laboratories, Inc.	Fort Worth, TX	USD	1 000		100%
Alcon Refractivehorizons, LLC	Fort Worth, TX	USD	10		100%
Alcon Research, Ltd.	Fort Worth, TX	USD	12.5		100%
Alcon Lensx, Inc.	Aliso Viejo, CA	USD	1		100%
Alcon Laboratories Holding Corporation	Fort Worth, TX	USD	10		100%
Novartis Vaccines and Diagnostics, Inc.	Cambridge, MA	USD	3		100%
ClarVista Medical, Inc.	Aliso Viejo, CA	USD	1		100%
Transcend Medical, Inc.	Menlo Park, CA	USD	1		100%

Venezuela
Novartis de Venezuela, S.A.	Caracas	VEF	1.4	m	100%
Alcon Pharmaceutical, C.A.	Caracas	VEF	5.5	m	100%

In addition, the Group is represented by subsidiaries and associated companies in the following countries: Bosnia/Herzegovina, Bulgaria, Dominican Republic, Guatemala, Kenya, Latvia, the Former Yugoslav Republic of Macedonia, Nigeria, Peru, Puerto Rico, Ukraine and Uruguay

[1] Share capital may not reflect the taxable share capital and does not include any paid-in surplus
[2] Approximately 33% of voting shares; approximately 6% of total net income and equity attributable to Novartis
m = million; bn = billion